Balance Sheets (Unaudited) - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Current assets:
Cash	$ 23,075	$ 25,786
Prepaid assets	176,313	264,667
Total currents assets	199,388	290,453
Deposits	25,000	25,000
Total assets	224,388	315,453
Current liabilities:
Accounts payable and accrued expenses	285,043	657,806
Accounts payable - related party	21,837	21,837
Notes payable	215,900	235,900
Convertible notes, net of unamortized discount of $317,106 and $341,856, respectively	637,894	608,144
Derivative liability	1,521,846	676,022
Total current liabilities	2,682,520	2,199,709
Total liabilities	2,682,520	2,199,709
STOCKHOLDERS' DEFICIT
Preferred stock, $0.001 par value, 5,0000,000 shares authorized, Series A Preferred stock, $0.001 par value, 1,000 shares authorized 1,000 and 0 shares issued and outstanding, respectively	1	1
Common stock, $0.001 par value, 200,000,000 shares authorized, 38,764,776 and 40,647,329 shares issued and outstanding, respectively	38,765	40,647
Additional paid in capital	5,264,382	4,379,732
Accumulated deficit	(7,761,280)	(6,304,636)
Total stockholders' deficit	(2,458,132)	(1,884,256)
Total liabilities and stockholders' deficit	$ 224,388	$ 315,453